UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	655 Broad Street, 6 th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 6 th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2026

Date of reporting period:	2/28/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Jennison Value Fund
Class A:
PBEAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class A	$45	0.85%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%
MF131E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	A
NASDAQ	PBEAX
CUSIP	74440N102
MF131E2A

PGIM Jennison Value Fund
Class C:
PEICX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class C	$95	1.80%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%
MF131E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	C
NASDAQ	PEICX
CUSIP	74440N300
MF131E2C

PGIM Jennison Value Fund
Class R:
JDVRX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R	$62	1.17%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%
MF131E2R

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	R
NASDAQ	JDVRX
CUSIP	74440N607
MF131E2R

PGIM Jennison Value Fund
Class Z:
PEIZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class Z	$31	0.58%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%
MF131E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	Z
NASDAQ	PEIZX
CUSIP	74440N805
MF131E2Z

PGIM Jennison Value Fund
Class R6:
PJVQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2026
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026.
You can find additional information about the Fund at
pgim.com/mutual-fund-documents
. You can also request this information by contacting us
at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Value Fund—Class R6	$23	0.44%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2026?

Fund’s net assets	$ 722,832,354
Number of fund holdings	67
Portfolio turnover rate for the period	11%
MF131E2R6

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2026?

Industry Classification	% of Net Assets
Banks	10.8%
Oil, Gas & Consumable Fuels	8.8%
Semiconductors & Semiconductor Equipment	8.2%
Aerospace & Defense	7.5%
Pharmaceuticals	5.7%
Multi-Utilities	5.5%
Insurance	4.5%
Interactive Media & Services	4.5%
Machinery	3.4%
Consumer Staples Distribution & Retail	3.2%
Capital Markets	3.1%
Personal Care Products	2.5%
Building Products	2.2%
Communications Equipment	2.2%
Chemicals	2.1%
Automobiles	1.9%
Broadline Retail	1.8%
Industrial Conglomerates	1.6%
Household Durables	1.5%
Residential REITs	1.5%
Entertainment	1.5%
Industry Classification	% of Net Assets
Ground Transportation	1.5%
Biotechnology	1.4%
Specialized REITs	1.3%
Specialty Retail	1.2%
Industrial REITs	1.2%
Trading Companies & Distributors	1.1%
Hotels, Restaurants & Leisure	1.1%
Electrical Equipment	1.0%
Technology Hardware, Storage & Peripherals	0.9%
Health Care Equipment & Supplies	0.9%
IT Services	0.8%
Health Care Providers & Services	0.8%
Beverages	0.8%
Electric Utilities	0.7%
Software	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Jennison Value Fund

SHARE CLASS	R6
NASDAQ	PJVQX
CUSIP	74440N888
MF131E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

PRUDENTIAL INVESTMENT PORTFOLIOS 7

PGIM Jennison Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2026

Table of Contents	Financial Statements and Other Information	February 28, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Jennison Value Fund	1

Notes to Financial Statements	15

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.4%

COMMON STOCKS

Aerospace & Defense 7.5%

Airbus SE (France)	41,807	$9,078,513
Boeing Co. (The)*	42,710	9,717,806
General Electric Co.	22,128	7,573,529
Northrop Grumman Corp.	16,596	12,021,811
RTX Corp.	78,176	15,840,021

		54,231,680

Automobiles 1.9%

General Motors Co.	171,561	13,503,566

Banks 10.9%

Bank of America Corp.	289,318	14,416,716
JPMorgan Chase & Co.	103,071	30,952,221
M&T Bank Corp.	40,426	8,771,633
PNC Financial Services Group, Inc. (The)	61,950	13,155,083
Truist Financial Corp.	230,501	11,366,004

		78,661,657

Beverages 0.8%

PepsiCo, Inc.	32,701	5,550,668

Biotechnology 1.4%

AbbVie, Inc.	43,572	10,112,190

Broadline Retail 1.8%

Amazon.com, Inc.*	60,420	12,688,200

Building Products 2.2%

Johnson Controls International PLC	109,390	15,784,977

Capital Markets 3.1%

Blackstone, Inc.	40,156	4,552,486
Goldman Sachs Group, Inc. (The)	21,137	18,168,731

		22,721,217

Chemicals 2.1%

DuPont de Nemours, Inc.	148,307	7,421,282
Linde PLC	15,753	8,003,784

		15,425,066

Communications Equipment 2.2%

Cisco Systems, Inc.	195,760	15,555,090

Consumer Staples Distribution & Retail 3.2%

Walmart, Inc.	178,603	22,852,254

Electric Utilities 0.7%

Alliant Energy Corp.	73,334	5,304,981

Electrical Equipment 1.0%

Siemens Energy AG (Germany)	37,984	7,356,657

Entertainment 1.5%

Walt Disney Co. (The)	100,350	10,641,114

See Notes to Financial Statements.

PGIM Jennison Value Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Ground Transportation 1.5%

Union Pacific Corp.	39,653	$10,507,252

Health Care Equipment & Supplies 0.9%

GE HealthCare Technologies, Inc.	73,015	6,152,974

Health Care Providers & Services 0.8%

UnitedHealth Group, Inc.	19,056	5,588,553

Hotels, Restaurants & Leisure 1.0%

McDonald’s Corp.	22,261	7,592,337

Household Durables 1.5%

Toll Brothers, Inc.	70,308	11,055,230

Industrial Conglomerates 1.6%

3M Co.	71,359	11,797,070

Industrial REITs 1.2%

Prologis, Inc.	61,776	8,807,404

Insurance 4.5%

Chubb Ltd.	26,382	8,992,568
Lincoln National Corp.	189,453	6,498,238
Marsh & McLennan Cos., Inc.	33,750	6,302,475
MetLife, Inc.	150,184	10,823,761

		32,617,042

Interactive Media & Services 4.5%

Alphabet, Inc. (Class A Stock)	82,553	25,736,723
Meta Platforms, Inc. (Class A Stock)	10,472	6,787,741

		32,524,464

IT Services 0.8%

International Business Machines Corp.	23,575	5,662,951

Machinery 3.4%

Caterpillar, Inc.	11,651	8,654,712
Parker-Hannifin Corp.	15,959	16,105,504

		24,760,216

Multi-Utilities 5.5%

CenterPoint Energy, Inc.	318,011	13,833,479
NiSource, Inc.	416,605	19,705,416
Public Service Enterprise Group, Inc.	75,480	6,496,564

		40,035,459

Oil, Gas & Consumable Fuels 8.9%

Cheniere Energy, Inc.	29,782	7,020,511
Chevron Corp.	70,594	13,184,135
Exxon Mobil Corp.	121,772	18,570,230
Shell PLC, ADR	128,258	10,710,826
Williams Cos., Inc. (The)	194,213	14,511,595

		63,997,297

See Notes to Financial Statements.

Description	Shares	Value

COMMON STOCKS (Continued)

Personal Care Products 2.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	74,526	$8,158,361
Unilever PLC (United Kingdom), ADR	132,448	9,768,040

		17,926,401

Pharmaceuticals 5.7%

AstraZeneca PLC (United Kingdom)	48,089	10,024,152
Eli Lilly & Co.	12,825	13,491,772
Merck & Co., Inc.	63,593	7,874,085
Roche Holding AG, ADR	166,102	9,891,374

		41,281,383

Residential REITs 1.5%

Camden Property Trust	98,918	10,716,776

Semiconductors & Semiconductor Equipment 8.2%

Advanced Micro Devices, Inc.*	57,036	11,419,178
Applied Materials, Inc.	31,808	11,842,118
Broadcom, Inc.	31,687	10,125,581
Micron Technology, Inc.	8,840	3,645,351
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	37,169	13,922,764
Texas Instruments, Inc.	40,000	8,484,400

		59,439,392

Software 0.6%

Microsoft Corp.	11,842	4,650,827

Specialized REITs 1.3%

Gaming & Leisure Properties, Inc.	199,235	9,744,584

Specialty Retail 1.2%

Lowe’s Cos., Inc.	33,761	8,932,148

Technology Hardware, Storage & Peripherals 0.9%

Dell Technologies, Inc. (Class C Stock)	44,060	6,524,405

Trading Companies & Distributors 1.1%

United Rentals, Inc.	9,095	7,639,800

TOTAL LONG-TERM INVESTMENTS
(cost $418,539,011)		718,343,282

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 3.787%) (cost $4,013,145)(wb)	4,013,145	4,013,145

TOTAL INVESTMENTS 99.9% (cost $422,552,156)		722,356,427

Other assets in excess of liabilities 0.1%		475,927

NET ASSETS 100.0%		$722,832,354

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.

See Notes to Financial Statements.

PGIM Jennison Value Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2026

(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 45,153,167	$9,078,513	$—
Automobiles	13,503,566	—	—
Banks	78,661,657	—	—
Beverages	5,550,668	—	—
Biotechnology	10,112,190	—	—
Broadline Retail	12,688,200	—	—
Building Products	15,784,977	—	—
Capital Markets	22,721,217	—	—
Chemicals	15,425,066	—	—
Communications Equipment	15,555,090	—	—
Consumer Staples Distribution & Retail	22,852,254	—	—
Electric Utilities	5,304,981	—	—
Electrical Equipment	—	7,356,657	—
Entertainment	10,641,114	—	—
Ground Transportation	10,507,252	—	—
Health Care Equipment & Supplies	6,152,974	—	—
Health Care Providers & Services	5,588,553	—	—
Hotels, Restaurants & Leisure	7,592,337	—	—
Household Durables	11,055,230	—	—
Industrial Conglomerates	11,797,070	—	—
Industrial REITs	8,807,404	—	—
Insurance	32,617,042	—	—
Interactive Media & Services	32,524,464	—	—
IT Services	5,662,951	—	—
Machinery	24,760,216	—	—
Multi-Utilities	40,035,459	—	—
Oil, Gas & Consumable Fuels	63,997,297	—	—
Personal Care Products	17,926,401	—	—
Pharmaceuticals	41,281,383	—	—
Residential REITs	10,716,776	—	—
Semiconductors & Semiconductor Equipment	59,439,392	—	—
Software	4,650,827	—	—
Specialized REITs	9,744,584	—	—
Specialty Retail	8,932,148	—	—
Technology Hardware, Storage & Peripherals	6,524,405	—	—
Trading Companies & Distributors	7,639,800	—	—
Short-Term Investment
Affiliated Mutual Fund	4,013,145	—	—

Total	$705,921,257	$16,435,170	$—

See Notes to Financial Statements.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2026 were as follows:

Banks	10.9%
Oil, Gas & Consumable Fuels	8.9
Semiconductors & Semiconductor Equipment	8.2
Aerospace & Defense	7.5
Pharmaceuticals	5.7
Multi-Utilities	5.5
Insurance	4.5
Interactive Media & Services	4.5
Machinery	3.4
Consumer Staples Distribution & Retail	3.2
Capital Markets	3.1
Personal Care Products	2.5
Building Products	2.2
Communications Equipment	2.2
Chemicals	2.1
Automobiles	1.9
Broadline Retail	1.8
Industrial Conglomerates	1.6
Household Durables	1.5
Residential REITs	1.5
Entertainment	1.5

Ground Transportation	1.5%
Biotechnology	1.4
Specialized REITs	1.3
Specialty Retail	1.2
Industrial REITs	1.2
Trading Companies & Distributors	1.1
Hotels, Restaurants & Leisure	1.0
Electrical Equipment	1.0
Technology Hardware, Storage & Peripherals	0.9
Health Care Equipment & Supplies	0.9
IT Services	0.8
Health Care Providers & Services	0.8
Beverages	0.8
Electric Utilities	0.7
Software	0.6
Affiliated Mutual Fund	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

PGIM Jennison Value Fund 5

Statement of Assets and Liabilities (unaudited)

as of February 28, 2026

Assets
Investments at value:
Unaffiliated investments (cost $418,539,011)	$718,343,282
Affiliated investments (cost $4,013,145)	4,013,145
Foreign currency, at value (cost $2)	2
Dividends receivable	1,184,491
Receivable for Fund shares sold	141,177
Tax reclaim receivable	61,989
Prepaid expenses	2,898

Total Assets	723,746,984

Liabilities
Payable for Fund shares purchased	387,837
Management fee payable	224,023
Distribution fee payable	119,512
Transfer agent’s fees and expenses payable	100,112
Affiliated transfer agent fee payable	34,914
Shareholders’ reports fee payable	26,427
Accrued expenses and other liabilities	19,998
Trustees’ fees payable	1,807

Total Liabilities	914,630

Net Assets	$722,832,354

Net assets were comprised of:
Shares of beneficial interest, at par	$288,375
Paid-in capital in excess of par	403,757,715
Total distributable earnings (loss)	318,786,264

Net assets, February 28, 2026	$722,832,354

See Notes to Financial Statements.

Class A
Net asset value and redemption price per share,
($486,957,345 ÷ 19,427,777 shares of beneficial interest issued and outstanding)	$25.07
Maximum sales charge (5.50% of offering price)	1.46

Maximum offering price to public	$26.53

Class C
Net asset value, offering price and redemption price per share,
($5,926,354 ÷ 256,799 shares of beneficial interest issued and outstanding)	$23.08

Class R
Net asset value, offering price and redemption price per share,
($7,810,167 ÷ 313,742 shares of beneficial interest issued and outstanding)	$24.89

Class Z
Net asset value, offering price and redemption price per share,
($198,466,900 ÷ 7,895,822 shares of beneficial interest issued and outstanding)	$25.14

Class R6
Net asset value, offering price and redemption price per share,
($23,671,588 ÷ 943,387 shares of beneficial interest issued and outstanding)	$25.09

See Notes to Financial Statements.

PGIM Jennison Value Fund 7

Statement of Operations (unaudited)

Six Months Ended February 28, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $17,624 foreign withholding tax)	$6,474,749
Affiliated dividend income	116,740
Affiliated income from securities lending, net	29,798

Total income	6,621,287

Expenses
Management fee	1,508,313
Distribution fee(a)	753,821
Transfer agent’s fees and expenses (including affiliated expense of $75,924)(a)	382,268
Custodian and accounting fees	33,622
Registration fees(a)	32,977
Shareholders’ reports	30,370
Professional fees	19,039
Audit fee	13,613
Trustees’ fees	8,936
Miscellaneous	13,896

Total expenses	2,796,855
Less: Fee waiver and/or expense reimbursement(a)	(126,988)
Distribution fee waiver(a)	(9,381)

Net expenses	2,660,486

Net investment income (loss)	3,960,801

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $802)	29,663,380
Foreign currency transactions	(11,877)

29,651,503

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $279)	50,449,489
Foreign currencies	40

50,449,529

Net gain (loss) on investment and foreign currency transactions	80,101,032

Net Increase (Decrease) In Net Assets Resulting From Operations	$84,061,833

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	694,975	30,703	28,143	—	—
Transfer agent’s fees and expenses	248,275	5,402	5,032	122,383	1,176
Registration fees	9,421	5,752	3,422	7,934	6,448
Fee waiver and/or expense reimbursement	(80,665)	(1,069)	(1,306)	(32,560)	(11,388)
Distribution fee waiver	—	—	(9,381)	—	—

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2026	Year Ended August 31, 2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,960,801	$8,105,629
Net realized gain (loss) on investment and foreign currency transactions	29,651,503	48,406,199
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	50,449,529	16,802,072

Net increase (decrease) in net assets resulting from operations	84,061,833	73,313,900

Dividends and Distributions
Distributions from distributable earnings
Class A	(43,225,673)	(32,232,788)
Class C	(576,913)	(435,193)
Class R	(689,696)	(537,394)
Class Z	(17,816,184)	(12,398,771)
Class R6	(2,151,881)	(585,057)

	(64,460,347)	(46,189,203)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	26,863,753	282,484,256
Net asset value of shares issued in reinvestment of dividends and distributions	63,843,278	45,713,294
Cost of shares purchased	(55,428,056)	(281,476,769)

Net increase (decrease) in net assets from Fund share transactions	35,278,975	46,720,781

Total increase (decrease)	54,880,461	73,845,478

Net Assets:

Beginning of period	667,951,893	594,106,415

End of period	$722,832,354	$667,951,893

See Notes to Financial Statements.

PGIM Jennison Value Fund 9

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.45		$23.66	$20.25	$19.64	$22.83	$17.50
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.28	0.25	0.23	0.18	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.88		2.28	4.63	1.94	(1.83)	5.91
Total from investment operations	3.01		2.56	4.88	2.17	(1.65)	6.08
Less Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.40)	(0.23)	(0.20)	(0.16)	(0.24)
Distributions from net realized gains	(2.21)		(1.37)	(1.24)	(1.36)	(1.38)	(0.51)
Total dividends and distributions	(2.39)		(1.77)	(1.47)	(1.56)	(1.54)	(0.75)
Net asset value, end of period	$25.07		$24.45	$23.66	$20.25	$19.64	$22.83
Total Return(b):	12.81%		11.32%	25.60%	11.44%	(7.85)%	35.78%

Ratios/Supplemental Data:
Net assets, end of period (000)	$486,957		$453,643	$443,897	$389,165	$384,088	$441,273
Average net assets (000)	$467,156		$437,270	$406,321	$382,894	$423,766	$396,964
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.85	%(d)	0.89%	1.07%	1.11%	1.09%	1.09%
Expenses before waivers and/or expense reimbursement	0.88	%(d)	0.91%	1.07%	1.11%	1.09%	1.09%
Net investment income (loss)	1.08	%(d)	1.20%	1.21%	1.16%	0.84%	0.85%
Portfolio turnover rate(e)	11%		46%	29%	28%	31%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class C Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$22.63		$22.03	$18.96	$18.48	$21.63		$16.65
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.06	0.04	0.02	(0.04	)(b)	(0.09	)(b)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.65		2.11	4.31	1.82	(1.73)		5.62
Total from investment operations	2.66		2.17	4.35	1.84	(1.77)		5.53
Less Dividends and Distributions:
Dividends from net investment income	-		(0.20)	(0.04)	-	-		(0.04)
Distributions from net realized gains	(2.21)		(1.37)	(1.24)	(1.36)	(1.38)		(0.51)
Total dividends and distributions	(2.21)		(1.57)	(1.28)	(1.36)	(1.38)		(0.55)
Net asset value, end of period	$23.08		$22.63	$22.03	$18.96	$18.48		$21.63
Total Return(c):	12.30%		10.27%	24.29%	10.28%	(8.82)%		33.98%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,926		$6,367	$5,991	$4,488	$4,587		$3,427
Average net assets (000)	$6,192		$6,285	$4,731	$4,671	$4,339		$2,880
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)	1.83%	2.11%	2.17%	2.17%		2.36%
Expenses before waivers and/or expense reimbursement	1.83	%(e)	1.85%	2.11%	2.17%	2.17%		2.36%
Net investment income (loss)	0.13	%(e)	0.26%	0.18%	0.10%	(0.22)%		(0.45)%
Portfolio turnover rate(f)	11%		46%	29%	28%	31%		19%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 11

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.27		$23.50	$20.13	$19.53	$22.70	$17.41
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21	0.19	0.17	0.11	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.85		2.26	4.60	1.92	(1.81)	5.88
Total from investment operations	2.94		2.47	4.79	2.09	(1.70)	5.98
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.33)	(0.18)	(0.13)	(0.09)	(0.18)
Distributions from net realized gains	(2.21)		(1.37)	(1.24)	(1.36)	(1.38)	(0.51)
Total dividends and distributions	(2.32)		(1.70)	(1.42)	(1.49)	(1.47)	(0.69)
Net asset value, end of period	$24.89		$24.27	$23.50	$20.13	$19.53	$22.70
Total Return(b):	12.62%		10.99%	25.22%	11.10%	(8.10)%	35.25%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,810		$7,380	$7,762	$6,534	$6,437	$7,809
Average net assets (000)	$7,567		$7,426	$6,937	$6,375	$7,479	$7,065
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.17	%(d)	1.19%	1.40%	1.40%	1.40%	1.42%
Expenses before waivers and/or expense reimbursement	1.45	%(d)	1.46%	1.65%	1.65%	1.65%	1.67%
Net investment income (loss)	0.77	%(d)	0.91%	0.88%	0.88%	0.54%	0.51%
Portfolio turnover rate(e)	11%		46%	29%	28%	31%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.54		$23.75	$20.33	$19.71	$22.89	$17.55
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.34	0.31	0.28	0.24	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.88		2.29	4.64	1.96	(1.83)	5.92
Total from investment operations	3.05		2.63	4.95	2.24	(1.59)	6.14
Less Dividends and Distributions:
Dividends from net investment income	(0.24)		(0.47)	(0.29)	(0.26)	(0.21)	(0.29)
Distributions from net realized gains	(2.21)		(1.37)	(1.24)	(1.36)	(1.38)	(0.51)
Total dividends and distributions	(2.45)		(1.84)	(1.53)	(1.62)	(1.59)	(0.80)
Net asset value, end of period	$25.14		$24.54	$23.75	$20.33	$19.71	$22.89
Total Return(b):	12.99%		11.63%	25.91%	11.81%	(7.57)%	36.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$198,467		$181,385	$27,066	$22,655	$21,029	$22,585
Average net assets (000)	$188,565		$136,046	$23,888	$22,258	$22,463	$31,897
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.58	%(d)	0.61%	0.80%	0.82%	0.81%	0.82%
Expenses before waivers and/or expense reimbursement	0.61	%(d)	0.63%	0.80%	0.82%	0.81%	0.82%
Net investment income (loss)	1.35	%(d)	1.48%	1.48%	1.46%	1.13%	1.12%
Portfolio turnover rate(e)	11%		46%	29%	28%	31%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Value Fund 13

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2026		Year Ended August 31,
			2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$24.52		$23.73	$20.31	$19.69	$22.88	$17.54
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.37	0.34	0.31	0.26	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.88		2.28	4.63	1.95	(1.82)	5.95
Total from investment operations	3.06		2.65	4.97	2.26	(1.56)	6.17
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.49)	(0.31)	(0.28)	(0.25)	(0.32)
Distributions from net realized gains	(2.21)		(1.37)	(1.24)	(1.36)	(1.38)	(0.51)
Total dividends and distributions	(2.49)		(1.86)	(1.55)	(1.64)	(1.63)	(0.83)
Net asset value, end of period	$25.09		$24.52	$23.73	$20.31	$19.69	$22.88
Total Return(b):	13.06%		11.72%	26.10%	11.94%	(7.48)%	36.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$23,672		$19,176	$109,390	$55,944	$51,650	$28,383
Average net assets (000)	$21,799		$48,712	$78,581	$46,461	$31,004	$5,438
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.44	%(d)	0.49%	0.67%	0.68%	0.70%	0.70%
Expenses before waivers and/or expense reimbursement	0.55	%(d)	0.54%	0.67%	0.68%	0.70%	0.81%
Net investment income (loss)	1.49	%(d)	1.56%	1.61%	1.61%	1.21%	0.98%
Portfolio turnover rate(e)	11%		46%	29%	28%	31%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios 7 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM Jennison Value Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Jennison Value Fund 15

Notes to Financial Statements (unaudited) (continued)

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

PGIM Jennison Value Fund 17

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison” or the “subadviser”). The Manager pays for the services of Jennison.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2026, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements

0.44% to $1 billion of average daily net assets;	0.44%
0.42% from $1 billion to $3 billion of average daily net assets;
0.40% from $3 billion to $5 billion of average daily net assets;
0.39% from $5 billion to $10 billion of average daily net assets;
0.38% over $10 billion of average daily net assets.

The Manager has contractually agreed, through December 31, 2026, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	—
R6	0.44

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through December 31, 2026 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.30%

C	1.00	1.00

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended February 28, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$60,723	$1,757
C	—	793

The RIC, on behalf of the Fund, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Fund on whose behalf the trades were made. Commission recapture is paid solely to the Fund generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended February 28, 2026, brokerage commissions recaptured under these agreements was $2,273.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2026, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2026, were as follows:

Cost of Purchases	Proceeds from Sales

$76,735,044	$99,542,687

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended February 28, 2026, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.787%)(wb)

$ 6,310,132	$50,692,061	$ 52,989,048	$ —	$ —	$4,013,145	4,013,145	$116,740		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.836%)(b)(wb)

20,327,650	64,540,886	84,869,617	279	802	—	—	29,798	(1)	—

$26,637,782	$115,232,947	$137,858,665	$279	$802	$4,013,145		$146,538		$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison Value Fund 19

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of February 28, 2026 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$423,591,878	$307,427,988	$(8,663,439)	$298,764,549

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.01 par value per share currently divided into nine classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class Z, Class R6 and Class X. The Fund currently does not have any Class B, Class L, Class M or Class X shares outstanding.

As of February 28, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	70,168	0.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	3	51.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2026:
Shares sold	305,902	$7,571,870
Shares issued in reinvestment of dividends and distributions	1,797,380	42,687,773
Shares purchased	(1,200,790)	(29,656,051)
Net increase (decrease) in shares outstanding before conversion	902,492	20,603,592
Shares issued upon conversion from other share class(es)	13,281	331,107
Shares purchased upon conversion into other share class(es)	(40,426)	(998,740)
Net increase (decrease) in shares outstanding	875,347	$19,935,959

Year ended August 31, 2025:
Shares sold	602,154	$13,863,224
Shares issued in reinvestment of dividends and distributions	1,391,199	31,816,724
Shares purchased	(2,129,412)	(49,336,821)
Net increase (decrease) in shares outstanding before conversion	(136,059)	(3,656,873)
Shares issued upon conversion from other share class(es)	23,706	558,710
Shares purchased upon conversion into other share class(es)	(93,584)	(2,199,264)
Net increase (decrease) in shares outstanding	(205,937)	$(5,297,427)

Class C
Six months ended February 28, 2026:
Shares sold	18,442	$418,376
Shares issued in reinvestment of dividends and distributions	26,331	576,913
Shares purchased	(51,584)	(1,164,777)
Net increase (decrease) in shares outstanding before conversion	(6,811)	(169,488)
Shares purchased upon conversion into other share class(es)	(17,768)	(408,816)
Net increase (decrease) in shares outstanding	(24,579)	$(578,304)

Year ended August 31, 2025:
Shares sold	64,898	$1,400,256
Shares issued in reinvestment of dividends and distributions	20,422	435,185
Shares purchased	(56,881)	(1,221,630)
Net increase (decrease) in shares outstanding before conversion	28,439	613,811
Shares purchased upon conversion into other share class(es)	(19,014)	(405,909)
Net increase (decrease) in shares outstanding	9,425	$207,902

Class R
Six months ended February 28, 2026:
Shares sold	7,884	$194,958
Shares issued in reinvestment of dividends and distributions	29,224	689,696
Shares purchased	(27,469)	(666,809)
Net increase (decrease) in shares outstanding	9,639	$217,845

Year ended August 31, 2025:
Shares sold	13,495	$311,648
Shares issued in reinvestment of dividends and distributions	23,622	537,394
Shares purchased	(63,284)	(1,424,575)
Net increase (decrease) in shares outstanding	(26,167)	$(575,533)

Class Z
Six months ended February 28, 2026:
Shares sold	607,364	$15,097,957
Shares issued in reinvestment of dividends and distributions	745,531	17,743,644
Shares purchased	(879,697)	(21,855,555)
Net increase (decrease) in shares outstanding before conversion	473,198	10,986,046
Shares issued upon conversion from other share class(es)	37,798	939,037
Shares purchased upon conversion into other share class(es)	(6,536)	(165,059)
Net increase (decrease) in shares outstanding	504,460	$11,760,024

PGIM Jennison Value Fund 21

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended August 31, 2025:
Shares sold	7,173,483	$178,528,709
Shares issued in reinvestment of dividends and distributions	538,600	12,339,317
Shares purchased	(2,646,770)	(63,803,260)
Net increase (decrease) in shares outstanding before conversion	5,065,313	127,064,766
Shares issued upon conversion from other share class(es)	1,208,633	30,488,001
Shares purchased upon conversion into other share class(es)	(22,023)	(524,155)
Net increase (decrease) in shares outstanding	6,251,923	$157,028,612

Class R6
Six months ended February 28, 2026:
Shares sold	142,819	$3,580,592
Shares issued in reinvestment of dividends and distributions	90,326	2,145,252
Shares purchased	(83,852)	(2,084,864)
Net increase (decrease) in shares outstanding before conversion	149,293	3,640,980
Shares issued upon conversion from other share class(es)	12,183	302,976
Shares purchased upon conversion into other share class(es)	(20)	(505)
Net increase (decrease) in shares outstanding	161,456	$3,943,451

Year ended August 31, 2025:
Shares sold	3,825,670	$88,380,419
Shares issued in reinvestment of dividends and distributions	25,565	584,674
Shares purchased	(6,577,899)	(165,690,483)
Net increase (decrease) in shares outstanding before conversion	(2,726,664)	(76,725,390)
Shares issued upon conversion from other share class(es)	19,986	465,636
Shares purchased upon conversion into other share class(es)	(1,120,644)	(28,383,019)
Net increase (decrease) in shares outstanding	(3,827,322)	$(104,642,773)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2026. The average daily balance for the 1 day that the Fund had loans outstanding during the period was approximately $343,000, borrowed at a weighted average interest rate of 4.76%. The maximum loan outstanding amount during the period was $343,000. At February 28, 2026, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as

PGIM Jennison Value Fund 23

Notes to Financial Statements (unaudited) (continued)

the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the financials sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. The Fund did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2026.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract - None.

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/Andrew R. French
Andrew R. French
Secretary

Date:	April 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 16, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 16, 2026